Share Capital (Tables)	12 Months Ended
Dec. 31, 2019
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Summary of Number of Shares
The number of shares of the Company are as follows:

	2019	2018	2017	2016	2015
Changes in share capital
Beginning of year	42,135,448	36,984,292	32,421,121	25,128,242	16,935,780
Increase through cash contribution	5,850,389	5,151,156	4,563,171	7,292,879	8,192,462
End of year	47,985,837	42,135,448	36,984,292	32,421,121	25,128,242